PROPERTY, PLANT, AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Use Life of Assets
PROPERTY, PLANT, AND EQUIPMENT

Kegs	5 years

Computer software and equipment	2 to 5 years, or the term of a software license, whichever is shorter

Office equipment and furniture	3 to 7 years

Machinery and equipment	3 to 20 years

Leasehold improvements	Lesser of the remaining term of the lease or estimated useful life of the asset

Kegs	5 years

Computer software and equipment	2 to 5 years, or the term of a software license, whichever is shorter

Office equipment and furniture	3 to 7 years

Machinery and equipment	3 to 20 years

Leasehold improvements	Lesser of the remaining term of the lease or estimated useful life of the asset

Schedule of Property, Plant and Equipment	Property, plant, and equipment consisted of the following at March 31, 2022 and December 31, 2021:	Property, plant, and equipment consisted of the following at December 31, 2021 and December 31, 2020:
PROPERTY, PLANT, AND EQUIPMENT (Details 2)
	March 31,	December 31,
	2022	2021
Leasehold Improvements	$152,277	$68,487
Machinery and Equipment	40,632	40,632
	192,909	109,119
Less accumulated depreciation	(17,342)	(9,695)
	$175,567	$99,424

	December 31,	December 31,
	2021	2020
Leasehold Improvements	$68,487	$—
Machinery and Equipment	40,632	—
	109,119	—
Less accumulated depreciation	(9,695)	—
	$99,424	$—